Statements of Operations (USD $)	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2010	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011
Income Statement [Abstract]
Net revenues			$ 0	$ 52,387		$ 0
Operating expenses:
Salaries	25,884	26,451	0	73,700	68,451	87,948
Professional fees	23,570	10,925	565,120	28,570	27,208	32,008
Commission and fees	12,750	15,151	0	13,325	26,701	37,006
Depreciation	698	4,167	0	2,423	7,325	12,702
Utilities	13,481			14,431
Other operating expenses	5,954	(819)	0	15,353	2,948	10,701
Total operating expenses	82,337	55,875	565,120	147,802	132,633	180,365
Operating loss	(82,337)	(55,875)	(565,120)	(95,415)	(132,633)	(180,365)
Other income (expense):
Interest expense	(58,545)		0	(97,505)		0
Other income (expense), net	4	(79)	0	(21,039)	(615)	(655)
Total other income (expense)	(58,541)	(79)	0	(118,544)	(615)	(655)
Income (loss) before income tax provision	(140,878)	(55,954)	(565,120)	(213,959)	(133,248)	(181,020)
Income tax provision			0			0
Net income (loss)	$ (140,878)	$ (55,954)	$ (565,120)	$ (213,959)	$ (133,248)	$ (181,020)
Net loss per share:
Basic	$ (0.01)	$ (0.01)	$ (0.07)	$ (0.02)	$ (0.01)	$ (0.02)
Diluted	$ (0.01)	$ (0.01)	$ (0.07)	$ (0.02)	$ (0.01)	$ (0.02)
Weighted average common shares outstanding:
Basic	10,098,713	10,098,713	8,362,791	10,098,713	9,721,694	9,815,690
Diluted	10,098,713	10,098,713	8,362,791	10,098,713	9,721,694	9,815,690